SHARE-BASED COMPENSATION (Schedule of Restricted Stock Units activity) (Details) - Restricted Stock Units [Member]	6 Months Ended
	Jun. 30, 2026 USD ($) Shares	Jun. 30, 2025 USD ($) Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs, Outstanding | Shares	5,662	19,806
Number of RSUs, Granted | Shares	0	0
Number of RSUs, Vested | Shares	(1,648)	(4,991)
Number of RSUs, Forfeited | Shares	(1,313)	(2,135)
Number of RSUs, Outstanding | Shares	2,701	12,680
Weighted average grant date fair value Outstanding | $	$ 7.57	$ 11.87
Weighted average grant date fair value Granted | $	0	0
Weighted average grant date fair value Vested | $	8.09	15.7
Weighted average grant date fair value Forfeited | $	7.75	12
Weighted average grant date fair value Outstanding | $	$ 8.11	$ 10.4